Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Columbia New York Intermediate Municipal Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia New York Intermediate Municipal Bond Fund
Class Name	Class A
Trading Symbol	LNYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia New York Intermediate Municipal Bond Fund (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 75	0.74%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong sector security selection in the local general obligation (GO) and industrial development revenue sectors contributed to the Fund’s performance relative to its benchmark.
Sector allocation
| An overweight to special tax bonds added to the Fund’s relative performance.
Credit quality allocation
| A positive contribution to the Fund’s benchmark-relative performance came from an overweight to single-A bonds.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. Market yields on bonds 18 years to maturity and longer moved higher by approximately 20-30 basis points. (A basis point is 1/100 of a percent.) The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s barbell profile, with overweights to longer maturity bonds (20 years and longer) and to the shorter end of the curve, detracted from performance during a period when 5 to 10-year maturity bonds were the strongest performers.
Sector security selection
| Security selection in the tobacco and special tax sectors detracted from the Fund’s relative performance.
Credit quality security selection
| A negative contribution to the Fund’s
benchmark
-relative performance came from security selection in single-A rated bonds.
Yield carry
| The Fund’s lower-than-benchmark yield during the period detracted from benchmark-relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	3.60	0.85	1.62
Class A (including sales charges)	0.50	0.24	1.31
Bloomberg New York 3-15 Year Blend Municipal Bond Index	4.80	1.60	2.26
Bloomberg Municipal Bond Index	4.17	1.16	2.42

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 86,675,005
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 424,723
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 86,675,005
Total number of portfolio holdings	102
Management services fees (represents 0.47% of Fund average net assets)	$ 424,723
Portfolio turnover for the reporting period	12%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund ne
t ass
ets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subjec
t to ch
ange.
Top Holdings
Metropolitan Transportation Authority 11/15/2026 5.000%	3.1%
Port Authority of New York & New Jersey 07/15/2034 5.000%	3.1%
Triborough Bridge & Tunnel Authority 11/15/2031 5.000%	2.6%
Long Island Power Authority 09/01/2041 5.000%	2.5%
City of Yonkers 09/01/2028 5.000%	2.5%
New York State Dormitory Authority 07/01/2037 5.000%	2.5%
New York City Transitional Finance Authority 07/15/2036 5.000%	2.4%
County of Nassau 04/01/2033 5.000%	2.4%
TSASC, Inc. 06/01/2031 5.000%	2.4%
City of Yonkers 11/15/2028 5.000%	2.1%
Asset C
ategories

Largest Holdings [Text Block]
Top Holdings
Metropolitan Transportation Authority 11/15/2026 5.000%	3.1%
Port Authority of New York & New Jersey 07/15/2034 5.000%	3.1%
Triborough Bridge & Tunnel Authority 11/15/2031 5.000%	2.6%
Long Island Power Authority 09/01/2041 5.000%	2.5%
City of Yonkers 09/01/2028 5.000%	2.5%
New York State Dormitory Authority 07/01/2037 5.000%	2.5%
New York City Transitional Finance Authority 07/15/2036 5.000%	2.4%
County of Nassau 04/01/2033 5.000%	2.4%
TSASC, Inc. 06/01/2031 5.000%	2.4%
City of Yonkers 11/15/2028 5.000%	2.1%

Columbia New York Intermediate Municipal Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia New York Intermediate Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	GNYTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia New York Intermediate Municipal Bond Fund (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting peri
od
?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Sector allocation
| An overweight to special tax bonds added to the Fund’s relative performance.
Credit quality allocation
| A positive contribution to the Fund’s benchmark-relative performance came from an overweight to single-A bonds.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. Market yields on bonds 18 years to maturity and longer moved higher by approximately 20-30 basis points. (A basis point is 1/100 of a percent.) The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s barbell profile, with overweights to longer maturity bonds (20 years and longer) and to the shorter end of the curve, detracted from performance during a period when 5 to 10-year maturity bonds were the strongest performers.
Sector security selection
| Security selection in the tobacco and special tax sectors detracted from the Fund’s relative performance.
Credit quality security selection
| A negative contribution to the Fund’s benchmark-relative performance came from security selection in single-A rated bonds.
Yield carry
| The Fund’s lower-than-benchmark yield during the period detracted from benchmark-relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	3.86	1.10	1.87
Bloomberg New York 3-15 Year Blend Municipal Bond Index	4.80	1.60	2.26
Bloomberg Municipal Bond Index	4.17	1.16	2.42

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 86,675,005
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 424,723
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 86,675,005
Total number of portfolio holdings	102
Management services fees (represents 0.47% of Fund average net assets)	$ 424,723
Portfolio turnover for the reporting period	12%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject
to change.
Top Holdings
Metropolitan Transportation Authority 11/15/2026 5.000%	3.1%
Port Authority of New York & New Jersey 07/15/2034 5.000%	3.1%
Triborough Bridge & Tunnel Authority 11/15/2031 5.000%	2.6%
Long Island Power Authority 09/01/2041 5.000%	2.5%
City of Yonkers 09/01/2028 5.000%	2.5%
New York State Dormitory Authority 07/01/2037 5.000%	2.5%
New York City Transitional Finance Authority 07/15/2036 5.000%	2.4%
County of Nassau 04/01/2033 5.000%	2.4%
TSASC, Inc. 06/01/2031 5.000%	2.4%
City of Yonkers 11/15/2028 5.000%	2.1%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Metropolitan Transportation Authority 11/15/2026 5.000%	3.1%
Port Authority of New York & New Jersey 07/15/2034 5.000%	3.1%
Triborough Bridge & Tunnel Authority 11/15/2031 5.000%	2.6%
Long Island Power Authority 09/01/2041 5.000%	2.5%
City of Yonkers 09/01/2028 5.000%	2.5%
New York State Dormitory Authority 07/01/2037 5.000%	2.5%
New York City Transitional Finance Authority 07/15/2036 5.000%	2.4%
County of Nassau 04/01/2033 5.000%	2.4%
TSASC, Inc. 06/01/2031 5.000%	2.4%
City of Yonkers 11/15/2028 5.000%	2.1%

Columbia New York Intermediate Municipal Bond Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia New York Intermediate Municipal Bond Fund
Class Name	Institutional 2 Class
Trading Symbol	CNYUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia New York Intermediate Municipal Bond Fund (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong sector security selection in the local general obligation (GO) and industrial development revenue sectors contributed to the Fund’s performance relative to its benchmark.
Sector allocation
| An overweight to special tax bonds added to the Fund’s relative performance.
Credit quality allocation
| A positive contribution to the Fund’s benchmark-relative performance came from an overweight to single-A bonds.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. Market yields on bonds 18 years to maturity and longer moved higher by approximately 20-30 basis points. (A basis point is 1/100 of a percent.) The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s barbell profile, with overweights to longer maturity bonds (20 years and longer) and to the shorter end of the curve, detracted from performance during a period when 5 to 10-year maturity bonds were the strongest performers.
Sector security selection
| Security selection in the tobacco and special tax sectors detracted from the Fund’s relative performance.
Credit quality security selection
| A negative contribution to the Fund’s benchmark-relative performance came from security selection in single-A rated bonds.
Yield carry
| The Fund’s lower-than-benchmark yield during the period detracted from benchmark-relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a)	3.90	1.16	1.93
Bloomberg New York 3-15 Year Blend Municipal Bond Index	4.80	1.60	2.26
Bloomberg Municipal Bond Index	4.17	1.16	2.42
(a)
The returns shown for periods prior to March 1, 2016 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 86,675,005
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 424,723
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 86,675,005
Total number of portfolio holdings	102
Management services fees (represents 0.47% of Fund average net assets)	$ 424,723
Portfolio turnover for the reporting period	12%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is
subject to change.
Top Holdings
Metropolitan Transportation Authority 11/15/2026 5.000%	3.1%
Port Authority of New York & New Jersey 07/15/2034 5.000%	3.1%
Triborough Bridge & Tunnel Authority 11/15/2031 5.000%	2.6%
Long Island Power Authority 09/01/2041 5.000%	2.5%
City of Yonkers 09/01/2028 5.000%	2.5%
New York State Dormitory Authority 07/01/2037 5.000%	2.5%
New York City Transitional Finance Authority 07/15/2036 5.000%	2.4%
County of Nassau 04/01/2033 5.000%	2.4%
TSASC, Inc. 06/01/2031 5.000%	2.4%
City of Yonkers 11/15/2028 5.000%	2.1%
Asset Ca
tegories

Largest Holdings [Text Block]
Top Holdings
Metropolitan Transportation Authority 11/15/2026 5.000%	3.1%
Port Authority of New York & New Jersey 07/15/2034 5.000%	3.1%
Triborough Bridge & Tunnel Authority 11/15/2031 5.000%	2.6%
Long Island Power Authority 09/01/2041 5.000%	2.5%
City of Yonkers 09/01/2028 5.000%	2.5%
New York State Dormitory Authority 07/01/2037 5.000%	2.5%
New York City Transitional Finance Authority 07/15/2036 5.000%	2.4%
County of Nassau 04/01/2033 5.000%	2.4%
TSASC, Inc. 06/01/2031 5.000%	2.4%
City of Yonkers 11/15/2028 5.000%	2.1%

Columbia New York Intermediate Municipal Bond Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia New York Intermediate Municipal Bond Fund
Class Name	Institutional 3 Class
Trading Symbol	CNYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia New York Intermediate Municipal Bond Fund (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Sector allocation
| An overweight to special tax bonds added to the Fund’s relative performance.
Credit quality allocation
| A positive contribution to the Fund’s benchmark-relative performance came from an overweight to single-A bonds.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. Market yields on bonds 18 years to maturity and longer moved higher by approximately 20-30 basis points. (A basis point is 1/100 of a percent.) The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s barbell profile, with overweights to longer maturity bonds (20 years and longer) and to the shorter end of the curve, detracted from performance during a period when 5 to 10-year maturity bonds were the strongest performers.
Sector security selection
| Security selection in the tobacco and special tax sectors detracted from the Fund’s relative performance.
Credit quality security selection
| A negative contribution to the Fund’s benchmark-relative performance came from security selection in single-A rated bonds.
Yield carry
| The Fund’s lower-than-benchmark yield during the period detracted from benchmark-relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	3.94	1.21	1.96
Bloomberg New York 3-15 Year Blend Municipal Bond Index	4.80	1.60	2.26
Bloomberg Municipal Bond Index	4.17	1.16	2.42
(a)
The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 86,675,005
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 424,723
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 86,675,005
Total number of portfolio holdings	102
Management services fees (represents 0.47% of Fund average net assets)	$ 424,723
Portfolio turnover for the reporting period	12%

Holdings [Text Block]
Graphical Representation of Fund

Ho
ldi
ngs
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to cha
nge.
Top Ho
ldin
gs
Metropolitan Transportation Authority 11/15/2026 5.000%	3.1%
Port Authority of New York & New Jersey 07/15/2034 5.000%	3.1%
Triborough Bridge & Tunnel Authority 11/15/2031 5.000%	2.6%
Long Island Power Authority 09/01/2041 5.000%	2.5%
City of Yonkers 09/01/2028 5.000%	2.5%
New York State Dormitory Authority 07/01/2037 5.000%	2.5%
New York City Transitional Finance Authority 07/15/2036 5.000%	2.4%
County of Nassau 04/01/2033 5.000%	2.4%
TSASC, Inc. 06/01/2031 5.000%	2.4%
City of Yonkers 11/15/2028 5.000%	2.1%
Asset Categories

Largest Holdings [Text Block]
Top Ho
ldin
gs
Metropolitan Transportation Authority 11/15/2026 5.000%	3.1%
Port Authority of New York & New Jersey 07/15/2034 5.000%	3.1%
Triborough Bridge & Tunnel Authority 11/15/2031 5.000%	2.6%
Long Island Power Authority 09/01/2041 5.000%	2.5%
City of Yonkers 09/01/2028 5.000%	2.5%
New York State Dormitory Authority 07/01/2037 5.000%	2.5%
New York City Transitional Finance Authority 07/15/2036 5.000%	2.4%
County of Nassau 04/01/2033 5.000%	2.4%
TSASC, Inc. 06/01/2031 5.000%	2.4%
City of Yonkers 11/15/2028 5.000%	2.1%